Net Earnings per Share (Summary of Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	486,335,000	494,198,000
Dilutive effect of stock options	183,000	167,000
Weighted average number of diluted common shares	486,518,000	494,365,000